Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Composition of Share Capital

Composition of share capital:

	December 31
	2024		2023
	Number of shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares with 0.01 GBP par value per share	100,000,000	47,635,875	100,000,000	47,635,875

Schedule of Other Comprehensive Income (Loss)

Composition of other comprehensive income (loss) (OCI):

	Reserve from financial assets measured at fair value through OCI	Gain (loss) on foreign currency translation	Total
Balance as of January 1, 2022	$-	$188	$188
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	424	-	424
Unrealized gain on available-for-sale securities	(1,353)	-	(1,353)
Foreign currency translation	-	(513)	(513)
Balance as of December 31, 2022	$(929)	$(325)	$(1,254)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)	77	-	77
Unrealized gain on available-for-sale securities	1,086	-	1,086
Foreign currency translation	-	(53)	(53)
Balance as of December 31, 2023	$234	$(378)	$(144)
Realized (gain) loss on available-for sale securities reclassification adjustment into net income (loss)	(265)	-	(265)
Unrealized gain on investments	600	-	600
Foreign currency translation	-	44	44
Reclassification on sale of subsidiary	-	356	356
Balance as of December 31, 2024	$569	22	591